PREFERRED LIMITED PARTNERS' EQUITY - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended
	Aug. 05, 2021	Jul. 31, 2021	Jun. 30, 2021
Disclosure of preferred limited partners [Line Items]
Percent of public float allowable for repurchase		10.00%
Series 9 (C$200) | Major ordinary share transactions
Disclosure of preferred limited partners [Line Items]
Value of shares redeemed	$ 200
Value of shares redeemed (in dollars per share)	$ 25
Class A Preference Shares
Disclosure of preferred limited partners [Line Items]
Shares repurchased or redeemed (in shares)			0